Subsequent Events - Additional Information (Detail) $ in Millions	Jan. 17, 2034	Jan. 17, 2033	Jan. 17, 2032	Feb. 19, 2026 USD ($)	Jan. 27, 2026 USD ($) Installments	Jan. 22, 2026	Sep. 29, 2025 USD ($)	Aug. 06, 2025	Feb. 01, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate				102.86%
Notional amount				$ 161
Borrowings, interest rate				102.86%
Number Of Consecutive Annual Instalments | Installments					3
Percentage Of Installment Amoritized	40.00%	30.00%	30.00%
Proportion of ownership interest in subsidiary						100.00%
Borrowings Interest Yield Rate				6.50%
Percentage of voting equity interests acquired									44.90%
Consideration transferred, acquisition-date fair value									$ 163
VMI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Of Ownership Interest In The Subsidiary To Be Disposed Off						44.44%
Proportion of ownership interest in subsidiary							100.00%	100.00%
Consideration transferred, acquisition-date fair value							$ 523
Equinor Argentina SAU [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired									16.30%
Bandurria Sur [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired									30.00%
Bajo del Toro [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired									15.00%
Bandurria Sur Block [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired									4.90%
Bajo Del Toro Norte [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired									65.00%
Issue of Debt Notes [Member] | ClassXXXIV [Member] | January Twenty Thousand Thirty Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate					100.789%
Notional amount					$ 550
Borrowings, interest rate					100.789%
Borrowings Interest Yield Rate					8.10%
Issue of Debt Notes [Member] | ClassXLII [Member] | March Twenty Thousand Twenty Nine [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings maturity				March 2029
Assets Exchange [Member] | VMI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Of Ownership Interest In The Subsidiary To Be Disposed Off						44.44%
Assets Exchange [Member] | Aguada Villanueva [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Of Ownership Interest In The Subsidiary To Be Disposed Off						50.00%